Consolidated Statements of Operations and Comprehensive (Loss) Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Net revenues	$ 443,688	¥ 3,102,754	¥ 2,031,806	¥ 2,071,772
Cost of revenues	(314,252)	(2,197,595)	(1,474,948)	(1,486,397)
Gross profit	129,436	905,159	556,858	585,375
Operating expenses:
Selling and marketing expenses	(49,719)	(347,690)	(307,281)	(237,646)
General and administrative expenses	(14,336)	(100,254)	(106,587)	(193,907)
Research and development expenses	(34,350)	(240,213)	(232,693)	(301,490)
Total operating expenses	(98,405)	(688,157)	(646,561)	(733,043)
Operating (loss)/income	31,031	217,002	(89,703)	(147,668)
Interest expenses	(4)	(28)	(416)	(1,563)
Foreign exchange losses	(146)	(1,022)	(4,209)	(1,488)
Interest income and investment income	1,039	7,269	10,042	10,820
Government grants	328	2,295	2,148	9,395
Others, net	(298)	(2,086)	4,423	(3,577)
(Loss)/income before income taxes	31,950	223,430	(77,715)	(134,081)
Income tax expense	(398)	(2,781)	(3,261)	(434)
Net (loss)/income	31,552	220,649	(80,976)	(134,515)
Net loss attributable to the non-controlling interests shareholders	834	5,833	11,396	7,864
Net (loss)/income attributable to the Sound Group Inc.' s ordinary shareholders	32,386	226,482	(69,580)	(126,651)
Other comprehensive income:
Foreign currency translation adjustments	433	3,025	11,754	3,277
Total other comprehensive income	433	3,025	11,754	3,277
Total comprehensive (loss)/income	31,985	223,674	(69,222)	(131,238)
Comprehensive loss attributable to the non-controlling interests shareholders	827	5,782	11,522	7,953
Comprehensive (loss)/income attributable to the Sound Group Inc.'s ordinary shareholders	$ 32,812	¥ 229,456	¥ (57,700)	¥ (123,285)
Net (loss)/income attributable to the Sound Group Inc.’s ordinary shareholders per share
Basic | (per share)	$ 0.03	¥ 0.24	¥ (0.07)	¥ (0.12)
Diluted | (per share)	$ 0.03	¥ 0.24	¥ (0.07)	¥ (0.12)
Weighted average number of ordinary shares
Basic	940,749,734	940,749,734	1,026,725,421	1,078,969,851
Diluted	943,559,133	943,559,133	1,026,725,421	1,078,969,851
ADR [Member]
Net (loss)/income attributable to the Sound Group Inc.’s ordinary shareholders per share
Basic | (per share)	$ 6.89	¥ 48.15	¥ (13.55)	¥ (23.48)
Diluted | (per share)	$ 6.86	¥ 48.01	¥ (13.55)	¥ (23.48)
Weighted average number of ordinary shares
Basic	4,703,749	4,703,749	5,133,627	5,394,849
Diluted	4,717,796	4,717,796	5,133,627	5,394,849